Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	45
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$41,095,737.30	0.5441703	$29,743,814.00	0.3938535	$11,351,923.30
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$98,645,737.30	0.0843797	$87,293,814.00	0.0746695	$11,351,923.30

Weighted Avg. Coupon (WAC)	3.10%		3.12%
Weighted Avg. Remaining Maturity (WARM)	19.50		18.75
Pool Receivables Balance	$142,242,807.94		$130,594,457.01
Remaining Number of Receivables	24,814		23,973

Adjusted Pool Balance	$139,413,982.77		$128,062,059.47

III. COLLECTIONS

Principal:
Principal Collections	$11,348,307.14
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$191,503.67
Total Principal Collections	$11,539,810.81

Interest:
Interest Collections	$360,638.29
Late Fees & Other Charges	$35,503.48
Interest on Repurchase Principal	$-
Total Interest Collections	$396,141.77

Collection Account Interest	$19,177.99
Reserve Account Interest	$5,524.85
Servicer Advances	$-

Total Collections	$11,960,655.42

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	45
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$11,960,655.42
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,960,655.42

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$118,535.67	$-	$118,535.67	118,535.67
Collection Account Interest					$19,177.99
Late Fees & Other Charges					$35,503.48
Total due to Servicer					$173,217.14

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$50,684.74		$50,684.74

Total Class A interest:		$50,684.74		$50,684.74	50,684.74

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$11,631,664.54

7. Regular Principal Distribution Amount:					11,351,923.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,351,923.30
Class A Notes Total:		$11,351,923.30		$11,351,923.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$11,351,923.30		$11,351,923.30

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					279,741.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,828,825.17
Beginning Period Amount	$2,828,825.17
Current Period Amortization	$296,427.63
Ending Period Required Amount	$2,532,397.54
Ending Period Amount	$2,532,397.54
Next Distribution Date Required Amount	$2,255,707.16

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	45
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	29.24%	31.83%	31.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.11%	23,519	96.91%	$126,561,119.60
30 - 60 Days	1.48%	355	2.41%	$3,149,779.09
61 - 90 Days	0.36%	86	0.61%	$791,936.00
91-120 Days	0.05%	13	0.07%	$91,622.32
121 + Days	0.00%	0	0.00%	$-
Total		23,973		$130,594,457.01

Delinquent Receivables 30+ Days Past Due
Current Period	1.89%	454	3.09%	$4,033,337.41
1st Preceding Collection Period	1.72%	427	2.78%	$3,952,741.33
2nd Preceding Collection Period	1.71%	438	2.71%	$4,177,766.10
3rd Preceding Collection Period	1.67%	443	2.73%	$4,559,434.95
Four-Month Average	1.75%		2.83%

Repossession in Current Period		18		$145,816.88
Repossession Inventory		62		$118,008.23

Current Charge-Offs
Gross Principal of Charge-Offs				$300,043.79
Recoveries				$(191,503.67)
Net Loss				$108,540.12

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.92%

Average Pool Balance for Current Period				$136,418,632.48

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.95%
1st Preceding Collection Period				0.20%
2nd Preceding Collection Period				0.39%
3rd Preceding Collection Period				-0.18%
Four-Month Average				0.34%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	35	2,796	$40,495,353.26
Recoveries	22	2,566	$(22,978,378.88)
Net Loss			$17,516,974.38
Cumulative Net Loss as a % of Initial Pool Balance			1.42%

Net Loss for Receivables that have experienced a Net Loss *	28	2,147	$17,595,522.97
Average Net Loss for Receivables that have experienced a Net Loss			$8,195.40

Principal Balance of Extensions			$802,842.68
Number of Extensions			79

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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